Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Aug. 01, 2016 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021
Other than Temporary Impairment Losses, Investments		$ 0	$ 0
Impairment of Federal Home Loan Bank Stock		$ 0	0
Financing Receivable, Number of Portfolios		8
Financing Receivable, Individually Evaluated, Number		21
Number of Properties, Other Real Estate		0		0
Amortization of Mortgage Servicing Rights (MSRs)		$ 69,000	62,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0	$ 0
Number of Share-Based Plans			3
Unrecognized Tax Benefits		$ 0	$ 0
Open Tax Year		2021 2022 2023 2024
Mortgage Servicing Rights [Member]
Servicing Asset		$ 404,000	$ 382,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross	$ 1,000,000
Goodwill, Acquired During Period	515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	$ 485,000
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		39 years
Credit Concentration Risk [Member] | Loans Sold [Member]
Number of Investors		1
Percentage of Loans Sold From Mortgage Loans Held for Sale		50.00%
Percentage Gains on Loans Sold From Mortgage Loans Held for Sale		49.00%